Financial Instruments (Details) - Schedule of Non-Derivative Financial Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Less than 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	$ 172,685	$ 30,327
Long-term borrowings (including current portion)	2,018,170	1,817,873
Over 1 year [Member]
Schedule of Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	619,280	23,011
Long-term borrowings (including current portion)	$ 5,392,223	$ 6,822,438